Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities	12 Months Ended
Jul. 31, 2024
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Abstract]
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES, AND OTHER LONG-TERM LIABILITIES

NOTE 9 – ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES, AND OTHER LONG-TERM LIABILITIES

Accounts payable, accrued expenses and other current liabilities consisted of the following:

	As of July 31,
	2024	2023
Accounts payable, accrued expenses and other current liabilities:
Accrued litigation fee, current (a)	$750,000	$-
Investment securities payable	$69,621	-
Accrued payroll expenses	-	212,953
Others	137,436	80,187
	$957,057	$293,140
Other long-term liabilities:
Accrued litigation fee, noncurrent (a)	$250,000	$-

(a)	On September 24, 2024, the Company and Boustead Securities, LLC (“Boustead”) entered into a settlement agreement, pursuant to which the Company would compensate Boustead in the amount of $1,000,000 (Note 14). The compensation is payable in three instalments, with first instalment of $250,000 payable with execution of settlement agreement, the second instalment of $500,000 payable before March 1, 2025, and the final instalment of $250,000 payable before December 31, 2025. Accordingly, the Company recorded accrued litigation fees of $750,000 as current liabilities, and the remaining $250,000 as noncurrent liabilities.